May 6, 2009
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Merrill Lynch Life Insurance Company Merrill Lynch Life Variable Life Separate Account II Modified Single Premium Variable Life Insurance Policy (Prime Plan V- File No. 33-43058; 811-06227)
Dear Sir or Madam:
     On behalf of Merrill Lynch Life Insurance Company (“Merrill Lynch”) and the Merrill Lynch Variable Life Separate Account II (the “Account”), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Statement of Additional Information for certain deferred variable life policies offered by Merrill Lynch through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of Statement of Additional Information contained in the Form N-6 Registration Statement for the Account (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on May 1, 2009 via EDGAR.
Sincerely,
/s/ Gayle A. Morden
Gayle A. Morden
Compliance Manager
Attachment

cc:	Arthur D. Woods Mary Jane Wilson-Bilik, Esq. Priscilla Hechler